Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information
Interest paid on outstanding debt	$ 238	$ 233	$ 237
Income tax payments	273	341	387
Income tax refunds	$ 18	$ 12	$ 13